Document and Entity Information	0 Months Ended
Feb. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 03, 2014
Registrant Name	Arden Investment Series Trust
Central Index Key	0001547625
Amendment Flag	false
Document Creation Date	Feb. 03, 2014
Document Effective Date	Feb. 03, 2014
Prospectus Date	Jun. 26, 2013